Share-based compensation - Performance-Based Restricted stock units - Cost related to non-vested awards (Details) - Performance-Based Restricted Stock Units $ in Thousands	Mar. 31, 2026 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2026	$ 573
2027	571
2028	388
2029	60
Total	$ 1,592